As filed with the Securities and Exchange Commission on February 7, 2018

File No. 333-183155

File No. 811-22732

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post- Effective Amendment No. 58	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 60	X

____________________________________________

HORIZONS ETF TRUST I

(Exact Name of Registrant as Specified in Charter)

c/o Horizons ETFs Management (US) LLC

1 Landmark Square, 7th Floor

Stamford, CT 06901

(Address of Principal Executive Office)

203.439.6700

(Registrant’s Telephone Number)

_______________________________________________________________

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

Copies of communications to:

Bibb L. Strench, Esq.

Thompson Hine LLP

1919 M Street, N.W., Suite 700

Washington, D.C. 20036-1600

It is proposed that this filing will become effective (check appropriate box)

Immediately upon filing pursuant to paragraph (b)
X	On February 12, 2018, pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
On (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A for Horizons ETF Trust I (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the "1933 Act") solely for the purpose of further delaying, until February 12, 2018 the effectiveness of Post-Effective Amendment No. 47 ("PEA No. 47"), which was filed with the Commission via EDGAR Accession No. 0000891092-17-008227 on November 14, 2017, pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. Parts A, B and C of PEA No. 47 are incorporated by reference herein.

PART A—PROSPECTUS

The Prospectus for the Horizons Cadence Hedged US Dividend Yield ETF is incorporated herein by reference to Part A of PEA No. 47.

PART B—STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Horizons Cadence Hedged US Dividend Yield ETF is incorporated herein by reference to Part B of PEA No. 47.

PART C—OTHER INFORMATION

The Part C of the Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 47.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 6th day of February, 2018.

Horizons ETF Trust I

By:	/s/ Garrett K. Paolella

Name:	Garrett K. Paolella

Title:	Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Garrett K. Paolella
Garrett K. Paolella	Trustee, President, and Chief Executive Officer	February 6, 2018

/s/ Christopher W. Roleke
Christopher W. Roleke	Treasurer and Chief Financial Officer	February 6, 2018

John L. Jacobs*
John L. Jacobs	Trustee	February 6, 2018

Robinson C. Jacobs*
Robinson C. Jacobs	Trustee	February 6, 2018

Mark W. Buckley-Jones*
Mark W. Buckley-Jones	Trustee	February 6, 2018

*By:	/s/ Garrett K. Paolella
Garrett K. Paolella, Trustee, President and Chief Executive Officer
Attorney-in-Fact, pursuant to Powers of Attorney filed on August 24, 2015 or February 26, 2016 and incorporated by reference herein